[JEFFERSON PILOT FINANCIAL LOGO]

                        SUPPLEMENT DATED JANUARY 13, 2003
                     TO THE PROSPECTUS DATED MAY 1, 2002 FOR
                        THE PILOT ELITE VARIABLE ANNUITY
              ISSUED BY JEFFERSON PILOT FINANCIAL INSURANCE COMPANY
            IN CONNECTION WITH JPF VARIABLE ANNUITY SEPARATE ACCOUNT


The death benefit for all Policies issued on or after the date of this Supplement is equal to the guaranteed minimum death benefit as defined in the prospectus and any reference in the prospectus to optional enhanced death benefits is deleted except as set forth in this supplement.

The following text replaces the Separate Account Annual Expenses portion of the Fee Table on page 6:

Separate Account Annual Expenses
(effective annual rate as a percentage of average daily net assets)
Mortality and Expense Risk Charge                                           0.60%
Administrative Expense Charge                                               0.15%
                                                                            ----
Total Separate Account Annual Expenses                                      0.75%

Optional Benefits
Optional Extended Care Confinement & Terminal Illness Rider Charge          0.05%
                                                                            ----
Total Separate Account Annual Expenses with
Maximum Optional Benefits Selected                                          0.80%(2)

(2) If you purchased your Policy prior to January 1, 2003, you may have selected Optional Enhanced Death Benefit Option 1 with a charge of 0.10% or Optional Enhanced Death Benefit Option 2 with a charge of 0.15%. These options increase your total separate account annual expenses to 0.90% and 0.95%, respectively, from 0.80% shown in the above table.

The Examples on pages 8 and 9 of the prospectus are deleted and replaced with the following:

EXAMPLES

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, assuming the entire Accumulation Value is allocated to the applicable Variable Sub-account and assuming you have selected the optional Extended Care Confinement & Terminal Illness Rider.

     1.   If you surrender the Policy you would pay the following expenses:

                                                  1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                                  ------      -------      -------      --------
Variable Sub-accounts:
JPVF Growth Portfolio                             $   87        $114         $138          $241
JPVF Emerging Growth Portfolio                    $   87        $117         $142          $251
JPVF Mid-Cap Growth Portfolio                     $   90        $126         $159          $290
JPVF Capital Growth Portfolio                     $   87        $116         $141          $247
JPVF Small Company Portfolio                      $   87        $114         $138          $240
JPVF Mid-Cap Value Portfolio                      $   91        $127         $162          $295
JPVF S&P 500 Index Portfolio                      $   81        $ 95         $104          $160
JPVF Small-Cap Value Portfolio                    $   93        $135         $175          $326
JPVF Value Portfolio                              $   86        $113         $136          $236
JPVF International Equity Portfolio               $   90        $124         $155          $281
JPVF World Growth Stock Portfolio                 $   87        $114         $138          $240
JPVF Balanced Portfolio                           $   87        $114         $138          $240


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                                                  1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                                  ------      -------      -------      --------
Variable Sub-accounts (cont'd):
JPVF High Yield Bond Portfolio                    $   89        $122         $152          $273
JPVF Money Market Portfolio                       $   84        $105         $122          $203
American Century VP International Fund            $   91        $127         $160          $293
American Century VP Value Fund, Class II          $   90        $123         $154          $278
Ayco Growth Fund                                  $   88        $119         $146          $259
Fidelity VIP Growth Portfolio                     $   85        $108         $127          $216
Fidelity VIP Equity-Income Portfolio              $   84        $105         $122          $202
Fidelity VIP Contrafund(R) Portfolio              $   85        $108         $127          $216
MFS(R) Research Series                            $   87        $115         $139          $244
MFS(R) Utilities Series                           $   87        $116         $142          $249
PIMCO Total Return Portfolio                      $   85        $107         $126          $211
ProFund VP Technology                             $   98        $150         $200          $383
ProFund VP Healthcare                             $   98        $150         $200          $383
ProFund VP Financial                              $   98        $150         $200          $383
Scudder VIT Small Cap Index Fund Class B          $   85        $109         $129          $218
T. Rowe Price Mid-Cap Growth Portfolio II         $   89        $122         $151          $272
Vanguard VIF Small Company Growth Portfolio       $   83        $102         $117          $191
Vanguard VIF Mid-Cap Index Portfolio              $   81        $ 95         $104          $160
Vanguard VIF REIT Index Portfolio                 $   82        $ 99         $111          $175

2. If you annuitize or do not surrender the Policy, you would pay the following expenses:

                                                  1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                                  ------      -------      -------      --------
Variable Sub-accounts:
JPVF Growth Portfolio                             $   17        $ 54         $ 98          $241
JPVF Emerging Growth Portfolio                    $   17        $ 57         $102          $251
JPVF Mid-Cap Growth Portfolio                     $   20        $ 66         $119          $290
JPVF Capital Growth Portfolio                     $   17        $ 56         $101          $247
JPVF Small Company Portfolio                      $   17        $ 54         $ 98          $240
JPVF Mid-Cap Value Portfolio                      $   21        $ 67         $122          $295
JPVF S&P 500 Index Portfolio                      $   11        $ 35         $ 64          $160
JPVF Small-Cap Value Portfolio                    $   23        $ 75         $135          $326
JPVF Value Portfolio                              $   16        $ 53         $ 96          $236
JPVF International Equity Portfolio               $   20        $ 64         $115          $281
JPVF World Growth Stock Portfolio                 $   17        $ 54         $ 98          $240
JPVF Balanced Portfolio                           $   17        $ 54         $ 98          $240
JPVF High Yield Bond Portfolio                    $   19        $ 62         $112          $273
JPVF Money Market Portfolio                       $   14        $ 45         $ 82          $203
American Century VP International Fund            $   21        $ 67         $120          $293
American Century VP Value Fund, Class II          $   20        $ 63         $114          $278
Ayco Growth Fund                                  $   18        $ 59         $106          $259
Fidelity VIP Growth Portfolio                     $   15        $ 48         $ 87          $216
Fidelity VIP Equity-Income Portfolio              $   14        $ 45         $ 82          $202
Fidelity VIP Contrafund(R) Portfolio              $   15        $ 48         $ 87          $216
MFS(R) Research Series                            $   17        $ 55         $ 99          $244
MFS(R) Utilities Series                           $   17        $ 56         $102          $249
PIMCO Total Return Portfolio                      $   15        $ 47         $ 86          $211
ProFund VP Technology                             $   28        $ 90         $160          $383
ProFund VP Healthcare                             $   28        $ 90         $160          $383
ProFund VP Financial                              $   28        $ 90         $160          $383
Scudder VIT Small Cap Index Fund Class B          $   15        $ 49         $ 89          $218
T. Rowe Price Mid-Cap Growth Portfolio II         $   19        $ 62         $111          $272
Vanguard VIF Small Company Growth Portfolio       $   13        $ 42         $ 77          $191
Vanguard VIF Mid-Cap Index Portfolio              $   11        $ 35         $ 64          $160
Vanguard VIF REIT Index Portfolio                 $   12        $ 39         $ 71          $175

                   Jefferson Pilot Financial Insurance Company
                       One Granite Place Concord, NH 03301
                            (800) 258-3648 Ext. 5394


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